Scudder Kemper Investments, Inc.
                                               Two International Place
                                               Boston, MA 02110
                                               May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         RE: Investment Trust (the "Trust"), on behalf of: Scudder Real Estate Investment Fund (the "Fund") (Reg. No. 02-13628, 811-43) Post Effective Amendment No. 116 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 116 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on May 1 , 2000.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.

                                Very truly yours,



                                   By:   /s/John Millette
                                         ----------------
                                         John Millette
                                         Secretary
                                         Scudder Real Estate Investment Fund